Note 19 - Borrowings - Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Non-current costs of issue of debt	$ (40)	$ (37)
	34,645	31,542
Current costs of issue of debt	(12)	(8)
	931,214	808,694
Total Borrowings	965,859	840,236
Bank borrowings [member]
Statement Line Items [Line Items]
Non-current borrowings before costs of issue of debt	34,626	31,544
Current borrowings before costs of issue of debt	930,957	807,252
Finance lease liabilities [member]
Statement Line Items [Line Items]
Non-current borrowings before costs of issue of debt	59	35
Current borrowings before costs of issue of debt	138	130
Total Borrowings	197	165
Bank overdrafts [member]
Statement Line Items [Line Items]
Current borrowings before costs of issue of debt	$ 131	$ 1,320